Document and Entity Information	Dec. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2020
Entity Registrant Name	SUTRO BIOPHARMA, INC.
Entity Central Index Key	0001382101
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38662
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0926186
Entity Address, Address Line One	310 Utah Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	392-8412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	Common Stock, $0.001 par value
Trading Symbol	STRO
Security Exchange Name	NASDAQ